Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Equity
EQUITY

Equity Issuances and Repurchases

Changes in common stock shares outstanding for each of the last three years are reflected (in millions of shares) in the table below. Essentially all shares issued and purchased were as a result of stock-based compensation transactions for the benefit of certain officers, directors and employees.

	Year Ended December 31,
	2015	2014	2013
Shares outstanding at beginning of year	1,669.9	1,669.9	1,680.5
Shares issued (a)	—	—	1.7
Shares repurchased	—	—	(12.3)
Shares outstanding at end of year	1,669.9	1,669.9	1,669.9
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(a)	Includes share awards granted to directors and other nonemployees.

Dividend Restrictions

EFH Corp. has not declared or paid any dividends since the Merger. The agreement governing the TCEH DIP Facility generally restricts TCEH's ability to make distributions or loans to any of its parent companies or their subsidiaries unless such distributions or loans are expressly permitted under the agreement governing such facility. The agreement governing the EFIH DIP Facility generally restricts EFIH's ability to make distributions or loans to any of its parent companies or their subsidiaries unless such distributions or loans are expressly permitted under the agreement governing such facility.

Under applicable law, we are prohibited from paying any dividend to the extent that immediately following payment of such dividend, there would be no statutory surplus or we would be insolvent. In addition, due to the Chapter 11 Cases, no dividends are eligible to be paid without the approval of the Bankruptcy Court.

Noncontrolling Interests

At December 31, 2015, ownership of Oncor's membership interests was as follows: 80.03% held indirectly by EFH Corp., 0.22% held indirectly by Oncor's management and board of directors and 19.75% held by Texas Transmission. See Note 4 for discussion of the deconsolidation of Oncor effective January 1, 2010.

As discussed in Notes 4 and 9, we consolidated a joint venture formed in 2009 for the purpose of developing two new nuclear generation units, which resulted in a noncontrolling interests component of equity. Net loss attributable to noncontrolling interests of $107 million for the year ended December 31, 2013 reflected the noncontrolling interest share of the impairment of the assets of the nuclear generation development joint venture. Net loss attributable to the noncontrolling interests was immaterial for the years ended December 31, 2015 and 2014.

Accumulated Other Comprehensive Income (Loss)

The following table presents the changes to accumulated other comprehensive income (loss) for the year ended December 31, 2015.

	Dedesignated Cash Flow Hedges – Interest Rate Swaps (Note 17)	Pension and Other Postretirement Employee Benefit Liabilities Adjustments (Note 18)	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2014	$(53)	$(77)	$(130)
Other comprehensive loss before reclassifications (after tax)	—	5	5
Amounts reclassified from accumulated other comprehensive income (loss) and reported in:
Operating costs	—	(3)	(3)
Depreciation and amortization	2	—	2
Selling, general and administrative expenses	—	(4)	(4)
Income tax benefit (expense)	—	2	2
Equity in earnings of unconsolidated subsidiaries (net of tax)	1	1	2
Total amount reclassified from accumulated other comprehensive income (loss) during the period	3	(4)	(1)
Total change during the period	3	1	4
Balance at December 31, 2015	$(50)	$(76)	$(126)

The following table presents the changes to accumulated other comprehensive income (loss) for the year ended December 31, 2014. In conjunction with the remeasurement of the EFH Corp. OPEB liability during the period (see Note 18), we recognized an additional $17 million of other comprehensive loss.

	Dedesignated Cash Flow Hedges – Interest Rate Swaps (Note 17)	Pension and Other Postretirement Employee Benefit Liabilities Adjustments (Note 18)	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2013	$(56)	$(7)	$(63)
Other comprehensive loss before reclassifications (after tax)	—	(66)	(66)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in:
Operating costs	—	(4)	(4)
Depreciation and amortization	2	—	2
Selling, general and administrative expenses	—	(2)	(2)
Interest expense and related charges	—	—	—
Income tax benefit (expense)	(1)	2	1
Equity in earnings of unconsolidated subsidiaries (net of tax)	2	—	2
Total amount reclassified from accumulated other comprehensive income (loss) during the period	3	(4)	(1)
Total change during the period	3	(70)	(67)
Balance at December 31, 2014	$(53)	$(77)	$(130)